Subsequent Event	12 Months Ended
Dec. 31, 2018
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Subsequent Event
24	SUBSEQUENT EVENT

On February 15, 2019 the Company announced that its common shares were approved for listing on the Nasdaq Capital Market under the symbol “VFF”. The initial trading date was February 21, 2019. Concurrent with the commencement of trading of its common shares on Nasdaq, the Company voluntarily delisted its common shares from the OTCQX.

On March 1, 2019 the Company announced that it had entered into an agreement with Nature Crisp LLC (“Nature Crisp”) to form a joint venture for the outdoor cultivation of high-cannabidiol (CBD) hemp and CBD extraction in multiple states throughout the United States (the “Joint Venture Agreement”). The joint venture, Village Fields Hemp (“Village Fields”), will be 65% owned by Village Farms and 35% owned by Nature Crisp. Under the terms of the Joint Venture Agreement, Village Farms will contribute approximately US$15 million to Village Fields for start-up costs and working capital.